UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Current
Cash and cash equivalents	$ 374,828	$ 191,410
Restricted cash	35,099	74,162
Trade accounts receivable	8,030	4,419
Inventory	7,446	8,317
Other receivables, prepaid expenses and accrued income	127,680	17,498
Amounts due from related parties	12,787	9,967
Short-term debt due from a related party	0	20,000
Vessel held-for-sale	18,990	132,110
Assets held-for sale	0	284,955
Total current assets	584,860	742,838
Non-current
Restricted cash	425	425
Investment in available-for-sale securities	40,485	275,307
Investment in affiliates	323,995	335,372
Cost method investments	204,172	204,172
Newbuildings	108,441	344,543
Asset under development	411,372	345,205
Vessels and equipment, net	2,245,003	1,648,888
Deferred charges	35,047	26,801
Other non-current assets	117,431	68,442
Long-term debt due from related party	100,000	0
Total assets	4,171,231	3,991,993
Current
Current portion of long-term debt	114,799	76,181
Short term debt	110,065	40,250
Trade accounts payable	13,243	10,811
Accrued expenses	43,855	31,124
Other current liabilities	16,979	46,923
Liabilities held-for-sale	0	164,401
Total current liabilities	298,941	369,690
Long-term
Long-term debt	1,593,124	1,264,356
Other long-term liabilities	73,726	75,440
Total liabilities	1,965,791	1,709,486
Equity
Stockholders' equity	2,198,750	2,280,852
Non-controlling interests	6,690	1,655
Total liabilities and stockholders' equity	$ 4,171,231	$ 3,991,993